BUSINESS COMBINATIONS (Details 2) (USD $)	Aug. 31, 2013	Feb. 28, 2013	Feb. 29, 2012
Acquisition consideration:
Common stock issued to JAGTAG shareholders	$ 13,025	$ 12,955	$ 9,443
Jagtag
Acquisition consideration:
Common stock issued to JAGTAG shareholders		5,651,368
Assets acquired and liabilities assumed:
Cash		32,206
Accounts receivable		266,047
Accounts payable		(539,225)
Current liabilities		(202,195)
Deferred income tax liability		(2,496,758)
Other liabilities		(80,547)
Patents (10 year expected life)		6,175,082
Total assets acquired and liabilities assumed		3,154,610
Goodwill		$ 2,496,758